RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Services provided to the related parties	¥ 346,378	¥ 1,037,480	¥ 502,614
Qicaitianxia | Referral service fee
Related Party Transactions
Services provided to the related parties	3,558	197,018	196,013
Jinshang | Loan facilitation service
Related Party Transactions
Services provided to the related parties	150,515	59,871	134,884
Jinshang | Post facilitation service
Related Party Transactions
Services provided to the related parties	48,094	43,497	33,153
Beijing Zixuan | Loan facilitation service
Related Party Transactions
Services provided to the related parties	47,516	517,776	128,970
Beijing Zixuan | Post facilitation service
Related Party Transactions
Services provided to the related parties	74,417	215,019	8,559
Others
Related Party Transactions
Services provided to the related parties	6,591	¥ 4,299	¥ 1,035
Kincheng | Loan facilitation service
Related Party Transactions
Services provided to the related parties	15,254
Kincheng | Post facilitation service
Related Party Transactions
Services provided to the related parties	¥ 433